Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies and Commitments [Abstract]
Schedule of Bank’s Contractual Obligations
The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2025	2024
	MCh$	MCh$
Personal guarantees	556,196	365,932
Personal guarantees in local currency	308,861	201,688
Personal guarantees in foreign currency	247,335	164,244
Letter of credits of merchandise traffic operations	249,140	308,407
Transactions related to contingent events	1,871,802	2,208,507
Transactions related to contingent events in local currency	1,264,781	1,540,118
Transactions related to contingent events in foreign currency	607,021	668,389
Unrestricted prompt cancel credit lines	10,584,496	10,352,459
Other credit commitments	246,799	195,207
Credit for university studies	235	406
Other irrevocable credit commitments	246,564	194,801
Total	13,508,433	13,430,512

Schedule of Bank Holds Securities
The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Third party operations
Collections	81,175	75,710
Transferred financial assets managed by the Bank	134,794	86,673
Assets from third parties managed by the Bank and its affiliates	2,937,572	1,944,379
Subtotal	3,153,541	2,106,762
Custody of securities
Securities held in custody	15,957,950	11,112,490
Securities held in custody deposited in other entity	1,221,128	849,681
Issued securities held in custody	16,089,475	16,351,884
Subtotal	33,268,553	28,314,055
Total	36,422,094	30,420,817